Credit Impairment Losses (Tables)	12 Months Ended
Dec. 31, 2024
Credit Impairment Losses [Abstract]
Summary of Credit Impairment Losses

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Loans to customers	7,175,389	6,573,590	7,169,621
Financing guarantee contracts	7,660,622	5,520,883	5,007,282
Accounts and other receivables and contract assets	1,140,937	629,124	189,084
Financial assets at amortized cost	538,967	(27,234)	246,915
Others	(3,620)	(701)	5

	16,512,295	12,695,662	12,612,907